DIVIDEND NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2024
Dividend Notes Payable
SCHEDULE OF DIVIDENDS DECLARED, DISTRIBUTED, AND ACCRUED

Dividends declared, distributed, and accrued are as follow as of March 31, 2024 and December 31, 32023:

	2024	2023
Distributions payments for tax liabilities	$-	$-
Accrued interest on dividends payable	274,242	274,242
Dividends payable	$4,023,923	$4,023,923